RELATED PARTY TRANSACTIONS (Details) - USD ($)								1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	Jan. 08, 2019	Jul. 31, 2018	Jul. 27, 2018	Jul. 24, 2018	Jul. 01, 2018	Mar. 29, 2018	Aug. 01, 2015	Feb. 28, 2017	Jul. 31, 2016	Nov. 30, 2018	Aug. 31, 2018	Nov. 30, 2017	Nov. 30, 2018	Nov. 30, 2017	May 31, 2018	May 31, 2017
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Employee-related Liabilities, Current										$ 196,785			$ 196,785		$ 44,465	$ 34,987
Debt Conversion, Original Debt, Amount	$ 256,027												75,000	$ 75,000	150,000	362,500
Due to Related Parties, Current										17,930			17,930		$ 17,930	17,930
Debt Instrument, Interest Rate, Stated Percentage															6.00%
Imputed Interest, Debt										271		$ 271	539	539	$ 1,076	1,075
Notes Payable, Related Parties										48,874			48,874		75,137	699,208
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights			four months after issuance
Stock Issued During Period, Value, Restricted Stock Award, Gross			$ 17,500
Allocated Share-based Compensation Expense													17,500		794,607	3,250
Chief Executive Officer [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Employee-related Liabilities, Current										0			0		37,500	37,500
President [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Employee-related Liabilities, Current															29,167	0
Chief Operating Officer [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Employee-related Liabilities, Current										37,500		$ 37,500	37,500	$ 37,500	37,500	0
Former Officer [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Employee-related Liabilities, Current										16,250			16,250		16,250	16,250
Officers and Directors [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Due to Related Parties, Current										17,930			17,930		$ 17,930	$ 17,930
Debt Instrument, Interest Rate, Stated Percentage															6.00%	6.00%
Officers and Directors [Member] | Principal [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Notes Payable, Related Parties															$ 143,887
Officers and Directors [Member] | Accrued Interest [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Notes Payable, Related Parties															5,142
Former Officer Prior to his October 1, 2017 Seperation [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Employee-related Liabilities, Current										37,500			37,500		37,500
Former Officer Prior to his September 1, 2015 Seperation [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Employee-related Liabilities, Current										$ 16,250			16,250		16,250
Affiliated Entity [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Payments for Commissions				$ 250,000
Affiliated Entity [Member] | For Introducing Us to Alternative Solutions [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)				700,000
Stock Issued During Period, Value, Restricted Stock Award, Gross											$ 490,000
Payments for Commissions				$ 250,000
One Time Signing Bonus [Member] | Chief Executive Officer [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Allocated Share-based Compensation Expense													147,917		147,917
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)		500,000			500,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		1 year			1 year
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)		$ 355,000				$ 350,000
One Time Signing Bonus [Member] | Chief Operating Officer [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Allocated Share-based Compensation Expense		$ 14,792					$ 327,500						$ 14,792
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)		50,000					250,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		1 year					1 year
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)		$ 35,000
Accrued Salary Converted to Convertible Note [Member] | Chief Executive Officer and Director [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Conversion, Original Debt, Amount															$ 150,000
Accrued Salary Converted to Convertible Note [Member] | Convertible Debt [Member] | Chief Executive Officer [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Conversion, Original Debt, Amount								$ 112,500	$ 250,000
Notes Receivable [Member] | Affiliated Entity [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)			25,000